Business and Summary of Significant Accounting Policies - Premises and equipment (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Premises and equipment
Estimated useful lives (in years)	3 years
Maximum
Premises and equipment
Estimated useful lives (in years)	39 years